Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be issued Common Shares	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	34,574,706
Beginning balance, value at Dec. 31, 2016	$ 34,575	$ 1,371,618	$ 0	$ (1,352,433)	$ 53,760
Issuance of convertible note		500,000			500,000
Net loss				(626,361)	(626,361)
Ending balance, shares at Dec. 31, 2017	34,574,706
Ending balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	(1,978,794)	(72,601)
Shares issued at price per share, shares	2,174,599
Shares issued at price per share, value	$ 2,175	3,803,337			3,805,512
Net loss				(1,299,111)	(1,299,111)
Ending balance, shares at Jun. 30, 2018	40,644,319
Ending balance, value at Jun. 30, 2018	$ 40,644	12,487,372		(3,277,905)	3,440,128
Beginning balance, shares at Dec. 31, 2017	34,574,706
Beginning balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	(1,978,794)	(72,601)
Debt conversion, shares	313,686
Debt conversion, value	$ 313	548,638			548,951
Shares issued at price per share, shares	5,755,927
Shares issued at price per share, value	$ 5,756	10,067,116			10,072,872
Shares issued for compensation, shares	262,691
Shares issued for compensation, value	$ 263	469,114	72,000		541,377
Net loss				(2,024,664)	(2,024,664)
Ending balance, shares at Dec. 31, 2018	40,907,010
Ending balance, value at Dec. 31, 2018	$ 40,907	12,956,486	$ 72,000	(4,003,458)	9,065,935
Shares issued at price per share, shares	13,445
Shares issued at price per share, value	$ 13	96,496			0
Net loss				(937,327)	(937,327)
Ending balance, shares at Jun. 30, 2019	40,959,741
Ending balance, value at Jun. 30, 2019	$ 40,959	$ 13,343,659		$ (940,785)	$ 8,467,324